SHARE-BASED COMPENSATION - Options rollforward (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares
SHARE-BASED COMPENSATION
Share options outstanding, beginning | EquityInstruments	9,449,895	15,077,243
Share options grants | EquityInstruments	1,687,000	4,171,000
Share options exercises | EquityInstruments	(2,169,681)	(8,451,848)
Share options expires | EquityInstruments	(26,000)	(31,000)
Share options forfeitures | EquityInstruments	(402,000)	(1,315,500)
Share options outstanding, ending | EquityInstruments	8,539,214	9,449,895
Share options exercisable, ending | EquityInstruments	5,178,714	4,370,895
Share options outstanding, weighted average exercise price, beginning | $ / shares	$ 0.86	$ 0.67
Weighted average exercise price, share options grants | $ / shares	1.82	1.30
Weighted average exercise price, share options exercises | $ / shares	0.67	0.75
Weighted average exercise price, share options expires | $ / shares	0.85	0.66
Weighted average exercise price, share options forfeitures | $ / shares	1.14	0.79
Share options outstanding, weighted average exercise price, ending | $ / shares	1.09	0.86
Share options exercisable, weighted average exercise price, ending | $ / shares	$ 0.78	$ 0.61